Inventories - Schedule of inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Inventories [Line Items]
Raw materials	€ 24,588	€ 25,848
Work in progress	54,443	48,095
Finished goods	16,960	20,206
Purchased goods (third party products)	776	545
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	96,767	94,693
Less: write-down provision	(48,604)	(44,462)
INVENTORIES	48,163	50,232
IXCHIQ®
Disclosure Of Inventories [Line Items]
Raw materials	3,052	3,392
Work in progress	26,412	23,351
Finished goods	4,596	3,558
Purchased goods (third party products)	0	0
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	34,060	30,301
Less: write-down provision	(28,591)	(21,557)
INVENTORIES	€ 5,468	€ 8,744